UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/14

Item 1. Schedule of Investments.

BRC Large Cap Focus Equity Fund

Schedule of Investments

January 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.10%
Consumer Discretionary — 17.52%
BorgWarner, Inc.	4,814	$258,512
Foot Locker, Inc.	6,448	248,893
Home Depot, Inc./The	3,073	236,160
Michael Kors Holdings Ltd. *	3,385	270,563
Starwood Hotels & Resorts Worldwide, Inc.	3,299	246,468
Wyndham Worldwide Corp.	3,643	258,434

		1,519,030

Consumer Staples — 5.87%
Constellation Brands, Inc.—Class A *	3,340	256,078
CVS Caremark Corp.	3,740	253,273

		509,351

Energy — 8.98%
EOG Resources, Inc.	1,440	237,946
Helmerich & Payne, Inc.	3,235	284,809
Valero Energy Corp.	5,008	255,909

		778,664

Financials — 17.25%
Discover Financial Services	4,696	251,940
Goldman Sachs Group, Inc./The	1,484	243,554
Lincoln National Corp.	5,395	259,122
PNC Financial Services Group, Inc.	3,353	267,838
Prudential Financial, Inc.	2,977	251,229
Travelers Cos., Inc./The	2,740	222,707

		1,496,390

Health Care — 9.19%
Biogen Idec, Inc. *	913	285,440
CIGNA Corp.	3,138	270,841
WellPoint, Inc.	2,794	240,284

		796,565

Industrials — 13.22%
Northrop Grumman Corp.	2,676	309,212
Raytheon Co.	3,009	286,066
Ryder System, Inc.	4,073	289,957
Snap-on, Inc.	2,611	261,492

		1,146,727

Information Technology — 15.01%
Accenture PLC—Class A	3,100	247,628
Cognizant Technology Solutions Corp.—Class A *	2,751	266,627
Intuit, Inc.	3,450	252,712
Microchip Technology, Inc.	6,426	288,270
TE Connectivity Ltd.	4,370	246,949

		1,302,186

Materials — 6.21%
Lyondellbasell Industries NV—Class A	3,310	260,695
Westlake Chemical Corp.	2,289	278,205

		538,900

Telecommunication Services — 2.40%
Verizon Communications, Inc.	4,341	208,455

See accompanying notes which are an integral part of this schedule of investments.

Utilities — 2.45%
Public Service Enterprise Group, Inc.	6,362	212,109

Total Common Stocks (Cost $7,912,994)		8,508,377

Money Market Securities — 1.63%
Fidelity Institutional Money Market Portfolio—Institutional Class, 0.08% (a)	140,919	140,919

Total Money Market Securities (Cost $140,919)		140,919

Total Investments – 99.73% (Cost $8,053,913)		8,649,296

Other Assets in Excess of Liabilities – 0.27%		23,714

TOTAL NET ASSETS – 100.00%		$8,673,010

(a)	Rate disclosed is the seven day yield as of January 31, 2014.
*	Non-income producing security.

Tax related—At January 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$684,503
Unrealized depreciation	(89,120)

Net unrealized appreciation	$595,383

Aggregate cost of securities for income tax purposes	$8,053,913

See accompanying notes which are an integral part of this schedule of investments.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments

January 31, 2014

(Unaudited)

Security Transactions and Related Income—The BRC Large Cap Focus Equity Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The average cost method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments—continued

January 31, 2014

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of fixed income securities are categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Valuation Inputs
Investments	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Common Stocks*	$8,508,377	$—	$—	$8,508,377
Money Market Securities	140,919	—	—	140,919

Total	$8,649,296	$—	$—	$8,649,296

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended January 31, 2014.

Granite Value Fund

Schedule of Investments

January 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.63%
Consumer Discretionary — 22.00%
Bed Bath & Beyond, Inc. *	3,550	$226,668
Coach, Inc.	6,010	287,819
Comcast Corp.—Class A	6,300	343,035
Foot Locker, Inc.	8,700	335,820
General Motors Co. *	10,890	392,911
News Corp.—Class A *	18,830	300,527
TRW Automotive Holdings Corp. *	3,500	259,525
Weight Watchers International, Inc.	10,180	275,165

		2,421,470

Consumer Staples — 11.03%
Coca-Cola Co./The	6,150	232,593
Tesco PLC ADR	20,870	330,163
Unilever PLC ADR	8,720	336,679
Wal-Mart Stores, Inc.	4,210	314,403

		1,213,838

Energy — 15.19%
Apache Corp.	3,665	294,153
Exxon Mobil Corp.	4,640	427,622
Southwestern Energy Co. *	7,840	319,010
Ultra Petroleum Corp. *	15,555	372,542
Unit Corp. *	5,175	258,595

		1,671,922

Financials — 15.59%
Alleghany Corp. *	850	316,481
American Express Co.	2,765	235,080
American International Group, Inc.	6,150	294,954
Berkshire Hathaway, Inc.—Class B *	2,855	318,618
Franklin Resources, Inc.	5,975	310,760
Goldman Sachs Group, Inc./The	1,460	239,615

		1,715,508

Health Care — 10.57%
Humana, Inc.	3,180	309,414
Johnson & Johnson	2,590	229,137
Sanofi ADR	6,595	322,495
UnitedHealth Group, Inc.	4,185	302,492

		1,163,538

Industrials — 8.42%
Boeing Co./The	2,530	316,908
FedEx Corp.	2,550	339,966
Kennametal, Inc.	6,240	270,442

		927,316

Information Technology — 11.92%
Apple, Inc.	680	340,408
Cisco Systems, Inc.	16,385	358,995
Microsoft Corp.	8,395	317,751
Western Union Co./The	19,170	295,218

		1,312,372

Utilities — 2.91%
Calpine Corp. *	16,875	320,287

Total Common Stocks (Cost $9,372,330)		10,746,251

See accompanying notes which are an integral part of this schedule of investments.

Money Market Securities — 2.29%
Fidelity Institutional Money Market Fund—Prime Money Market Portfolio—Institutional Class, 0.03% (a)	252,474	252,474

Total Money Market Securities (Cost $252,474)		252,474

Total Investments – 99.92% (Cost $9,624,804)		10,998,725

Other Assets in Excess of Liabilities – 0.08%		8,709

TOTAL NET ASSETS – 100.00%		$11,007,434

(a)	Rate disclosed is the seven day yield as of January 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

Tax related—At January 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$1,513,039
Unrealized depreciation	(150,862)

Net unrealized appreciation	$1,362,177

Aggregate cost of securities for income tax purposes	$9,636,548

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Related Notes to the Schedule of Investments

January 31, 2014

(Unaudited)

Security Transactions and Related Income—The Granite Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Granite Value Fund

Related Notes to the Schedule of Investments—continued

January 31, 2014

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of fixed income securities are categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Valuation Inputs
Investments	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks*	$10,746,251	$—	$—	$10,746,251
Money Market Securities	252,474	—	—	252,474

Total	$10,998,725	$—	$—	$10,998,725

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended January 31, 2014.

Green Owl Intrinsic Value Fund

Schedule of Investments

January 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.00%
Consumer Discretionary — 22.69%
Bed Bath & Beyond, Inc. *	18,765	$1,198,145
CarMax, Inc. *	25,240	1,138,576
Coach, Inc.	23,400	1,120,626
DIRECTV—Class A *	19,650	1,364,300
General Motors Co. *	30,230	1,090,698
Kohl’s Corp.	37,500	1,898,625
Target Corp.	34,465	1,952,098
Walt Disney Co./The	20,005	1,452,563
Weight Watchers International, Inc.	6,045	163,396

		11,379,027

Consumer Staples — 12.42%
Coca-Cola Co./The	25,170	951,929
CVS Caremark Corp.	25,890	1,753,271
Walgreen Co.	30,815	1,767,240
Wal-Mart Stores, Inc.	23,565	1,759,834

		6,232,274

Energy — 1.77%
National Oilwell Varco, Inc.	11,850	888,869

Financials — 29.65%
American Express Co.	10,815	919,491
American International Group, Inc.	30,250	1,450,790
Bank of America Corp.	96,600	1,618,050
Bank of New York Mellon Corp./The	52,360	1,673,426
Berkshire Hathaway, Inc.—Class B *	28,815	3,215,754
Franklin Resources, Inc.	18,060	939,301
Goldman Sachs Group, Inc./The	3,700	607,244
JPMorgan Chase & Co.	26,000	1,439,360
Leucadia National Corp.	44,735	1,222,608
Wells Fargo & Co.	39,350	1,784,129

		14,870,153

Health Care — 3.35%
Abbott Laboratories	19,430	712,304
Johnson & Johnson	10,925	966,535

		1,678,839

Industrials — 11.69%
Boeing Co./The	10,290	1,288,925
Expeditors International of Washington, Inc.	28,605	1,168,800
Hertz Global Holdings, Inc. *	66,929	1,741,493
Robert Half International, Inc.	13,500	564,030
Trinity Industries, Inc.	8,552	497,983
United Parcel Service, Inc. (UPS)—Class B	6,320	601,854

		5,863,085

Information Technology — 15.68%
Accenture PLC—Class A	18,315	1,463,002
Apple, Inc.	4,360	2,182,616
Corning, Inc.	59,340	1,021,241
Google, Inc.—Class A *	1,113	1,314,420
International Business Machines Corp.	10,650	1,881,642

		7,862,921

See accompanying notes which are an integral part of this schedule of investments.

Telecommunication Services — 1.75%
Vodafone Group PLC ADR	23,700	878,322

Total Common Stocks (Cost $40,752,141)		49,653,490

Money Market Securities — 1.76%
Federated Treasury Obligations Fund—Service Shares, 0.01% (a)	884,038	884,038

Total Money Market Securities (Cost $884,038)		884,038

Total Investments – 100.76% (Cost $41,636,179)		50,537,528

Liabilities in Excess of Other Assets – (0.76)%		(382,119)

TOTAL NET ASSETS – 100.00%		$50,155,409

(a)	Rate disclosed is the seven day yield as of January 31, 2014.
*	Non-income producing security.
ADR	— American Depositary Receipt

Tax related— At January 31, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$9,293,257
Unrealized depreciation	(391,908)

Net unrealized appreciation	$8,901,349

Aggregate cost of securities for income tax purposes	$41,636,179

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

January 31, 2014

(Unaudited)

Security Transactions and Related Income—The Green Owl Intrinsic Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Writing Options—The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains in a segregated account with its Custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments—continued

January 31, 2014

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, like trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments—continued

January 31, 2014

(Unaudited)

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Valuation Inputs
Assets	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks*	$49,653,490	$—	$—	$49,653,490
Money Market Securities	884,038	—	—	884,038

Total	$50,537,528	$—	$—	$50,537,528

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended January 31, 2014.

The Sound Mind Investing Fund

Schedule of Investments

January 31, 2014 (Unaudited)

	Shares	Fair Value
Mutual Funds 99.65%
Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets — 97.73%
American Century International Discovery Fund—Institutional Class	640,140	$8,341,020
Ariel Appreciation Fund—Investor Class	269,123	14,298,488
Aston/Fairpointe Mid Cap Fund—Class I	222,573	9,762,042
Baron Partners Fund—Institutional Class *	166,708	5,474,703
Bogle Investment Management Small Cap Growth Fund	179,783	6,100,044
Cambiar Aggressive Value Fund—Investor Class *	302,569	4,780,587
ClearBridge Aggressive Growth Fund—Institutional Class	56,937	11,180,685
Dreyfus Opportunistic MidCap Value Fund—Institutional Class	302,089	11,850,935
Dreyfus Opportunistic Small Cap Fund (a)	320,557	11,100,900
Fidelity International Small Cap Fund (a)	486,913	12,674,337
Fidelity Leveraged Company Stock Fund	301,397	12,646,619
Fidelity Mid Cap Value Fund	454,180	9,973,786
Fidelity OTC Portfolio	152,485	11,971,629
Hotchkis and Wiley Mid-Cap Value Fund—Institutional Class	372,913	14,677,855
Ivy Cundill Global Value Fund (a)	351,610	6,205,917
Legg Mason Opportunity Trust—Institutional Class (a)	1,288,302	23,730,526
Longleaf Partners International Fund	228,754	4,019,205
Lord Abbett Developing Growth Fund, Inc.—Institutional Class	519,413	14,927,928
Morgan Stanley Focus Growth Fund—Institutional Class	290,017	15,704,401
Oakmark International Fund—Institutional Class	410,839	10,435,320
Oppenheimer International Small Company Fund—Class Y	501,816	16,043,048
PRIMECAP Odyssey Aggressive Growth Fund	481,178	14,579,693
Skyline Special Equities Portfolio	355,926	13,453,997
Thornburg Core Growth Fund—Institutional Class (a) *	496,827	14,099,936
Touchstone Sands Capital Select Growth Fund—Class Y	838,873	14,864,832

Total Mutual Funds Greater Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $251,397,793)		292,898,433

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets — 1.92% (b)
AllianzGI NFJ Dividend Value Fund—Institutional Class	200	3,074
AllianzGI NFJ Small-Cap Value Fund—Institutional Class	162	5,460
Artisan International Small Cap Fund—Investor Class	150	3,974
Artisan International Value Fund—Investor Class	150	5,344
Artisan Mid Cap Value Fund—Investor Class	200	5,152
Artisan Small Cap Fund—Investor Class *	150	4,562
Artisan Small Cap Value Fund—Investor Class	150	2,691
Aston TAMRO Small Cap Fund—Institutional Class	100	2,224
BBH Core Select Fund—Class N	100	2,073
Berwyn Fund	100	3,830
BlackRock International Opportunities Portfolio—Institutional Class	100	4,029
Bridgeway Small Cap Growth Fund—Class N	205	3,598
Bridgeway Small Cap Value Fund—Class N	179	3,780
Buffalo Small Cap Fund, Inc.	150	5,400
Columbia Acorn International—Class Z	100	4,489
Columbia Acorn Select—Class Z	150	3,861
Columbia Small Cap Growth I Fund—Class Z	100	3,250
Columbia Value and Restructuring Fund—Class Z	50	2,359
Delaware Select Growth Fund—Institutional Class	100	5,081
Delaware Small Cap Value Fund—Institutional Class	100	5,311
Delaware SMID Cap Growth Fund—Institutional Class	100	3,417
Delaware Value Fund—Institutional Class	144	2,253
DFA International Small Cap Value Portfolio	52,765	1,058,999
DFA International Small Company Portfolio—Institutional Class	100	1,887
DFA US Small Cap Value Portfolio	100	3,359
Dodge & Cox Stock Fund	11,026	1,800,805

See accompanying notes which are an integral part of these schedules of investments.

DWS Dreman Small Cap Value Fund—Institutional Class	85	2,321
Fairholme Fund	100	3,804
FBR Focus Fund—Investor Class *	100	6,338
Fidelity Mid-Cap Stock Fund	150	5,851
Fidelity Small Cap Discovery Fund	100	2,969
Fidelity Small Cap Stock Fund	150	3,027
Fidelity Small Cap Value Fund—Institutional Class	150	2,855
Franklin Small Cap Value Fund—Advisor Class	100	5,865
Hartford International Opportunities Fund/The—Class Y	248	4,255
Heartland Value Fund	100	4,729
Invesco American Value R5 Fund	100	3,851
Janus Contrarian Fund—Class T	38,333	800,000
Janus Overseas Fund—Class T	100	3,455
Janus Venture Fund—Class T	100	6,294
JPMorgan Mid Cap Value Fund—Institutional Class	100	3,414
JPMorgan Small Cap Equity Fund—Class S	226	10,880
Kinetics Small Cap Opportunities Fund *	47,665	1,867,025
Longleaf Partners Fund	150	4,846
Longleaf Partners Small-Cap Fund	100	3,205
Morgan Stanley Institutional Fund, Inc.—International Small Cap Portfolio—Institutional Class	36	491
Neuberger Berman Genesis Fund—Institutional Class	100	5,909
Oakmark International Small Cap Fund—Institutional Class	150	2,526
Oakmark Select Fund—Institutional Class	150	5,853
Oppenheimer Small and Mid Cap Value Fund—Class Y	100	4,415
Perkins Mid Cap Value Fund—Class T	200	4,542
Principal SmallCap Growth Fund I—Institutional Class	200	2,832
Royce Low-Priced Stock Fund—Investment Class	150	1,950
Royce Opportunity Fund—Investor Class	151	2,284
Royce Premier Fund—Investor Class	300	6,345
Royce Special Equity Fund—Institutional Class	150	3,537
Royce Special Equity Fund—Investor Class	100	2,371
Royce Value Fund—Institutional Class	100	1,283
T. Rowe Price International Discovery Fund	150	8,230
T. Rowe Price New Horizons Fund	100	4,595
T. Rowe Price Small-Cap Value Fund	100	4,838
TIAA-CREF International Equity Fund—Institutional Class	100	1,139
Tweedy Browne Global Value Fund	150	3,882
Vanguard Strategic Equity Fund—Investor Class	100	2,939
Wasatch Emerging Markets Small Cap Fund	1,000	2,470
Wasatch International Growth Fund	150	4,205

Total Mutual Funds Less Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $5,381,141)		5,771,882

Total Mutual Funds (Cost $256,778,934)		298,670,315

Money Market Securities 0.37%
Fidelity Institutional Money Market Portfolio—Institutional Class, 0.080% (c)	1,101,701	1,101,701

Total Money Market Securities (Cost $1,101,701)		1,101,701

Total Investments – 100.02% (Cost $257,880,635)		$299,772,016

Liabilities in Excess of Other Assets – (0.02)%		(59,235)

Total Net Assets – 100.00%		$299,712,781

(a)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.
(b)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c)	Rate disclosed is the seven day yield as of January 31, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

The Sound Mind Investing Balanced Fund

Schedule of Investments

January 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 8.79%
Ally Financial, Inc., 3.125%, 1/15/2016	$25,000	$25,574
Ally Financial, Inc., 5.500%, 2/15/2017	55,000	59,606
Ally Financial, Inc., 4.750%, 9/10/2018	105,000	110,119
American Honda Finance Corp., 1.125%, 10/7/2016	80,000	80,401
American International Group, Inc., 5.050%, 10/1/2015	70,000	74,895
American International Group, Inc., 4.875%, 9/15/2016	65,000	71,431
American International Group, Inc., 3.800%, 3/22/2017	70,000	75,004
American International Group, Inc., 6.400%, 12/15/2020	50,000	59,575
American International Group, Inc., 4.125%, 2/15/2024	55,000	55,787
Bank of America Corp., 4.500%, 4/1/2015	200,000	208,529
Bank of America Corp., 1.500%, 10/9/2015	160,000	161,662
Bank of America Corp., 4.125%, 1/22/2024	65,000	65,764
Citigroup, Inc., 5.500%, 10/15/2014	27,000	27,929
Daimler Finance North America LLC, 1.250%, 1/11/2016 (a)	90,000	90,629
Entergy Arkansas, Inc., 5.000%, 7/1/2018	35,000	34,954
Entergy Texas, Inc., 3.600%, 6/1/2015	55,000	56,789
Ford Motor Credit Co. LLC, 3.875%, 1/15/2015	100,000	102,904
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016 (a)	65,000	68,444
Ford Motor Credit Co. LLC, 4.250%, 2/3/2017	90,000	96,713
Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	140,000	155,301
Ford Motor Credit Co. LLC, 4.375%, 8/6/2023	55,000	55,960
General Electric Capital Corp., 1.625%, 7/2/2015	80,000	81,245
General Electric Capital Corp., 1.000%, 12/11/2015	90,000	90,803
General Electric Capital Corp., 1.000%, 1/8/2016	90,000	90,628
Goldman Sachs Group, Inc./The, 3.700%, 8/1/2015	45,000	46,870
Goldman Sachs Group, Inc./The, 1.600%, 11/23/2015	85,000	86,007
Goldman Sachs Group, Inc./The, 1.436%, 4/30/2018 (b)	85,000	86,008
Hartford Financial Services Group, Inc., 5.500%, 10/15/2016	60,000	66,676
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	65,000	72,259
JPMorgan Chase & Co., 0.857%, 2/26/2016 (b)	75,000	75,347
JPMorgan Chase & Co., 3.250%, 9/23/2022	55,000	53,418
Liberty Mutual Group, Inc., 6.700%, 8/15/2016 (a)	25,000	28,390
Metropolitan Life Global Funding I, 1.700%, 6/29/2015 (a)	55,000	55,854
Morgan Stanley, 4.200%, 11/20/2014	105,000	108,045
Morgan Stanley, 1.488%, 2/25/2016 (b)	40,000	40,559
Verizon Communications, Inc., 0.442%, 3/6/2015 (a) (b)	55,000	54,969

Total Corporate Bonds (Cost $2,694,791)		2,775,048

Foreign Bonds Denominated in U.S. Dollars — 0.75%
ING Bank NV, 3.750%, 3/7/2017 (a)	165,000	175,457
Petrobras Global Finance BV, 2.379%, 1/15/2019 (b)	35,000	34,125
Petroleos Mexicanos, 3.500%, 7/18/2018	25,000	25,625

Total Foreign Bonds Denominated in U.S. Dollars (Cost $224,477)		235,207

See accompanying notes which are an integral part of these schedules of investments.

U.S. Treasury Obligations — 15.35%
U.S. Treasury Notes, 0.125%, 12/31/2014	220,000	220,000
U.S. Treasury Notes, 0.250%, 2/28/2015	1,165,000	1,166,160
U.S. Treasury Notes, 0.125%, 4/30/2015	2,020,000	2,019,053
U.S. Treasury Notes, 1.750%, 10/31/2020	600,000	587,390
U.S. Treasury Notes, 2.750%, 11/15/2023	620,000	624,553
U.S. Treasury Notes, 3.750%, 11/15/2043	225,000	230,274

Total U.S. Treasury Obligations (Cost $4,831,639)		4,847,430

Asset-Backed Securities — 9.60%
American Airlines Pass 2011-1 Through Trust, Class A, 5.250%, 1/31/2021	25,690	27,681
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, 5.889%, 7/10/2044 (b)	64,163	69,945
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.575%, 1/15/2021	57,101	62,072
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2001-2, 6.462%, 1/15/2021	22,452	25,783
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2005-4, 4.967%, 4/1/2023	18,691	20,323
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A4, 5.376%, 4/15/2040 (b)	20,596	20,708
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.685%, 9/10/2045	38,276	38,130
Commercial Mortgage Pass Through Certificates, 0.666%, 10/15/2045	27,494	27,360
Commercial Mortgage Trust, Series 2004-GG1, Class A7, 5.317%, 6/10/2036 (b)	4,987	5,003
Commercial Mortgage Trust, Series 2007-GC9, Class A7, 5.444%, 3/10/2039	30,000	33,146
Conseco Financial Corp., 7.600%, 4/15/2026 (b)	38,122	33,672
Countrywide Asset-Backed Certificates, 0.378%, 10/25/2036 (b)	18,167	17,459
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.000%, 9/25/2015	931	935
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 41A1, 5.250%, 3/27/2037 (a) (b)	15,144	15,847
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 9/25/2045 (a)	96,484	96,494
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	30,274	34,512
Fannie Mae, Pool #468625, 0.558%, 7/1/2018 (b)	50,000	50,274
Fannie Mae, Pool #465468, 3.330%, 7/1/2020	76,894	82,500
Fannie Mae, Pool #466284, 3.330%, 10/1/2020	90,349	94,668
Fannie Mae, Pool #466319, 3.230%, 11/1/2020	89,975	93,687
Fannie Mae, Pool #AM2182, 2.160%, 1/1/2023	152,021	143,867
Fannie Mae, Pool #AA4328, 4.000%, 4/1/2024	40,792	43,605
Fannie Mae, Pool #AB2822, 2.500%, 3/1/2026	30,277	30,459
Fannie Mae, Pool #AM1671, 2.100%, 12/1/2027	56,640	52,609
Fannie Mae, Pool #MA1604, 2.000%, 7/1/2028	53,038	51,493
Fannie Mae, Pool #464400, 5.970%, 1/1/2040	14,359	16,116
Fannie Mae, Pool #464398, 5.970%, 1/1/2040	19,145	21,488
Fannie Mae, Pool #466890, 5.100%, 12/1/2040	24,067	25,839
Fannie Mae REMICS, Series 2004-67, Class VC, 4.500%, 2/25/2025	21,440	21,704
Fannie Mae REMICS, 4.000%, 2/25/2033	94,789	94,699
Fannie Mae-Aces, Series 2013-M5, Class ASQ2, 0.595%, 8/25/2015	114,585	114,806
Fannie Mae-Aces, 2.325%, 7/25/2023 (b)	70,000	70,820
Freddie Mac REMICS, Series 3609, Class LA, 4.000%, 12/15/2024	59,417	62,893
Freddie Mac REMICS, Series 3873, Class DG, 3.000%, 7/15/2027	14,483	14,874
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A4, 5.189%, 7/10/2039 (b)	15,816	15,976
Ginnie Mae I Pool, Pool #AB2583, 2.140%, 8/15/2023	89,763	89,203
Ginnie Mae I Pool, Pool #AD0091, 2.730%, 6/15/2032	228,841	222,116
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A1, 0.662%, 11/10/2045	42,958	42,766
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.806%, 8/10/2045 (b)	100,000	110,435

See accompanying notes which are an integral part of these schedules of investments.

Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.200%, 3/25/2016 (a)	110,000	111,371
Hertz Vehicle Financing LLC, Series 2013-1A, Class A1, 1.120%, 8/25/2017 (a)	90,000	90,044
Home Equity Loan Trust, Series 2003-HS3, Class A2A, 0.438%, 8/25/2033 (b)	10,929	10,144
Home Equity Mortgage Trust, Series 2006-1, Class A2, 5.800%, 5/25/2036	29,552	25,912
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A1, 0.705%, 10/15/2045	35,485	35,446
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A1, 1.260%, 8/15/2046	55,968	56,209
Mid-State Trust, Series 11, Class A1, 4.864%, 7/15/2038	16,219	17,434
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1, 0.664%, 11/15/2045	35,133	34,965
Northwest Airlines Pass Through Trust, Series 2007-1, Class A, 7.027%, 11/1/2019	42,350	47,009
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-S6, Class A2, 0.738%, 11/25/2035 (b)	1,393	1,385
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-S7, Class A2, 0.458%, 12/25/2035 (a) (b)	19,543	18,935
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-S2, Class A2, 5.500%, 6/25/2036	61,725	41,777
UAL 2007 Pass Through Trust, Series 071A, 6.636%, 7/2/2022	34,611	37,424
UBS-Barclays Commercial Mortgage Trust, 0.726%, 8/10/2049	53,264	53,210
Union Pacific Railroad Co. 2003 Pass Through Trust, Series 03-1, 4.698%, 1/2/2024	9,631	10,421
Union Pacific Railroad Co. 2004 Pass Through Trust, Series 04-1, 5.404%, 7/2/2025	57,828	63,191
Union Pacific Railroad Co. 2005 Pass Through Trust, Series 05-1, 5.082%, 1/2/2029	44,936	49,400
Union Pacific Railroad Co. 2006 Pass Through Trust, Series 06-1, 5.866%, 7/2/2030	27,346	31,668
US Airways Pass 2011-1 Through Trust, Series A, 7.125%, 10/22/2023	26,347	30,233
US Airways Pass 2012-1 Through Trust, Series A, 5.900%, 10/1/2024	48,023	52,826
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.687%, 10/15/2045	69,827	69,606
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A1, 0.734%, 12/15/2045	47,744	47,620

Total Asset-Backed Securities (Cost $2,961,749)		3,032,197

	Shares
Mutual Funds — 62.75%
Ariel Appreciation Fund—Investor Class	19,053	1,012,287
Bogle Investment Management Small Cap Growth Fund	23,649	802,405
Cambiar Aggressive Value Fund *	61,346	969,271
DFA International Small Cap Value Portfolio	52,444	1,052,543
Dreyfus Opportunistic MidCap Value Fund—Institutional Class	23,326	915,092
Dreyfus Opportunistic Small Cap Fund	26,966	933,842
Fidelity International Small Cap Fund	37,592	978,521
Fidelity Leveraged Company Stock Fund	18,503	776,403
Fidelity OTC Portfolio	14,098	1,106,830
Hotchkis and Wiley Mid-Cap Value Fund—Institutional Class	19,210	756,124
Ivy Cundill Global Value Fund	41,602	734,281
Kinetics Small Cap Opportunities Fund—Institutional Class *	34,621	1,356,104
Legg Mason Opportunity Trust—Institutional Class	127,498	2,348,514
Longleaf Partners Small-Cap Fund	89	2,837
Lord Abbett Developing Growth Fund, Inc.—Institutional Class	33,240	955,306
Morgan Stanley Focus Growth Fund—Institutional Class	21,453	1,161,705
Oakmark International Fund—Institutional Class	100	2,540
Oberweis Micro-Cap Fund *	19,006	386,206
Oppenheimer International Small Company Fund—Institutional Class	33,227	1,062,266
PRIMECAP Odyssey Aggressive Growth Fund	15,926	482,552
Skyline Special Equities Portfolio	24,307	918,804
Touchstone Sands Capital Select Growth Fund—Class Y	61,888	1,096,649
Wasatch Emerging Markets Small Cap Fund	700	1,729

Total Mutual Funds (Cost $17,252,354)		19,812,811

See accompanying notes which are an integral part of these schedules of investments.

Money Market Securities — 1.08%
Fidelity Institutional Money Market Portfolio—Institutional Class, 0.08% (c)	341,763	341,763

Total Money Market Securities (Cost $341,763)		341,763

Total Investments – 98.32% (Cost $28,306,773)		31,044,456

Other Assets in Excess of Liabilities – 1.68%		530,514

TOTAL NET ASSETS – 100.00%		$31,574,970

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(c)	Rate disclosed is the seven day yield as of January 31, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

The SMI Dynamic Allocation Fund

Schedule of Investments

January 31, 2014 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 60.90%
Health Care Select Sector SPDR Fund	32,000	$1,790,720
Industrial Select Sector SPDR Fund	35,650	1,783,569
iShares MSCI EAFE ETF (b)	355,090	22,587,275
iShares MSCI France ETF	30,640	823,603
iShares MSCI Germany Index Fund	27,380	816,745
iShares MSCI Italy Index Fund	53,500	831,390
iShares MSCI Netherlands Investable Market Index Fund	33,580	816,666
iShares MSCI Spain Capped ETF	21,220	803,814
iShares MSCI Sweden Index Fund	24,420	833,210
SPDR S&P 500 ETF Trust (b)	117,350	20,909,423

Total Exchange-Traded Funds (Cost $49,134,962)		51,996,415

Mutual Funds — 37.78%
ProFunds Biotechnology UltraSector ProFund—Investor Class	17,240	3,560,690
Vanguard High-Yield Corporate Fund— Admiral Shares	948,104	9,500,000
Vanguard Long-Term Bond Index Fund—Investor Class (b)	1,482,625	19,200,000

Total Mutual Funds (Cost $31,163,908)		32,260,690

Money Market Securities — 34.19%
Fidelity Institutional Money Market Portfolio—Institutional Class, 0.08% (a) (b)	29,195,832	29,195,832

Total Money Market Securities (Cost $29,195,832)		29,195,832

Total Investments — 132.87% (Cost $109,494,702)		113,452,937

Liabilities in Excess of Other Assets — (32.87)%		(28,066,213)

TOTAL NET ASSETS — 100.00%		$85,386,724

(a)	Rate disclosed is the seven day yield as of January 31, 2014.
(b)	For a schedule of each Fund’s holdings please refer to each Fund’s most recent semi annual or annual report filed at www.sec.gov.

See accompanying notes which are an integral part of these schedules of investments.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

January 31, 2014

(Unaudited)

At January 31, 2014, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	SMI Fund	SMI Balanced Fund	SMI Dynamic Allocation Fund
Gross Appreciation	$43,269,059	$2,888,665	$4,291,312
Gross (Depreciation)	(1,379,206)	(151,903)	(335,008)

Net Appreciation (Depreciaton) on Investments	$41,889,853	$2,736,762	$3,956,304

At January 31, 2014, the aggregate cost of securities for federal income tax purposes was $257,882,163, $28,307,694 and $109,496,633 for the SMI Fund, SMI Balanced Fund and SMI Dynamic Allocation Fund, respectively.

Security Transactions and Related Income—The Sound Mind Investing Fund (“SMI Fund”), Sound Mind Investing Balanced Fund (“SMI Balanced Fund”) and SMI Dynamic Allocation Fund (each a “Fund” and collectively, the “Funds”), follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains are broken out as such. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”), establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The Sound Mind Investing Funds

Notes to the Schedule of Investments—continued

January 31, 2014

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when SMI Advisory Services, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, foreign bonds denominated in U.S. dollars, U.S. treasury obligations and asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. Data used to establish quotes for asset-backed securities includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions, and assumptions regarding collateral and loss. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities may be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i)

The Sound Mind Investing Funds

Notes to the Schedule of Investments—continued

January 31, 2014

(Unaudited)

a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2014:

	Valuation Inputs
SMI Fund	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Mutual Funds—greater than 1% of net assets	$292,898,433	$—	$—	$292,898,433
Mutual Funds—less than 1% of net assets	5,771,882	—	—	5,771,882
Money Market Securities	1,101,701	—	—	1,101,701

Total	$299,772,016	$—	$—	$299,772,016

	Valuation Inputs
SMI Balanced Fund	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Corporate Bonds	$—	$2,775,048	$—	$2,775,048
Foreign Bonds Denominated in U.S. Dollars	—	235,207	—	235,207
U.S. Treasury Obligations	—	4,847,430	—	4,847,430
Asset-Backed Securities	—	3,032,197	—	3,032,197
Mutual Funds	19,812,811	—	—	19,812,811
Money Market Securities	341,763	—	—	341,763

Total	$20,154,574	$10,889,882	$—	$31,044,456

The Sound Mind Investing Funds

Notes to the Schedule of Investments—continued

January 31, 2014

(Unaudited)

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Exchange-Traded Funds	$51,996,415	$—	$—	$51,996,415
Mutual Funds	32,260,690	—	—	32,260,690
Money Market Securities	29,195,832	—	—	29,195,832

Total	$113,452,937	$—	$—	$113,452,937

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended January 31, 2014, there were no transfers between levels.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Board of Trustees and management of the SMI Balanced Fund consider the restricted securities shown below to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At January 31, 2014, the SMI Balanced Fund held restricted securities representing 2.55% of net assets, as listed as follows:

The Sound Mind Investing Funds

Notes to the Schedule of Investments—continued

January 31, 2014

(Unaudited)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Credit Suisse Mortgage Capital Certificate, Series 2009-12R, Class 41A1, 5.250%, 3/27/2037	6/13/2011	$15,144	$15,148	$15,847
Daimler Finance North America LLC, 1.250%, 1/11/2016	1/9/2013	90,000	89,928	90,629
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 9/25/2045	(a)	96,484	96,586	96,494
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	(b)	65,000	65,047	68,444
Hertz Vehicle Financing, LLC, Series 2011-1A, Class A1, 2.200%, 3/25/2016	(c)	110,000	110,400	111,371
Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.200%, 8/25/2017	1/18/2013	90,000	89,995	90,044
ING Bank NV, 3.750%, 3/7/2017	(d)	165,000	164,580	175,457
Liberty Mutual Group, 6.700%, 8/15/2016	1/19/2012	25,000	26,364	28,390
Metropolitan Life Global Funding I, 1.700%, 6/29/2015	3/25/2013	55,000	55,771	55,854
Structured Asset Securities Corp., 2005-S7, Class A2, 0.458%, 12/25/2035	(e)	19,543	14,002	18,935
Verizon Communications, Inc. 0.442%, 3/6/2015	3/5/2013	55,000	55,000	54,969

				$806,434

(a)	Purchased on various dates beginning 09/21/2012.
(b)	Purchased on various dates beginning 06/17/2011.
(c)	Purchased on various dates beginning 06/13/2011.
(d)	Purchased on various dates beginning 03/01/2012.
(e)	Purchased on various dates beginning 06/22/2011.

Dreman Contrarian Small Cap Value Fund

Schedule of Investments (Unaudited)

January 31, 2014

Shares		Value
Common Stocks — 97.8%
Consumer Discretionary — 10.0%
45,495	Aaron’s, Inc.	$1,223,361
95,435	American Axle & Manufacturing Holdings, Inc. *	1,777,000
35,335	Big Lots, Inc. *	946,625
35,595	Brinker International, Inc.	1,721,374
28,370	Cooper Tire & Rubber Co.	663,858
24,023	Helen of Troy Ltd. *	1,322,226
20,807	Hillenbrand, Inc.	563,245
14,259	John Wiley & Sons, Inc., Class A	771,982
80,628	Jones Group, Inc./The	1,189,263
10,215	Matthews International Corp., Class A	434,342
28,204	Meredith Corp.	1,291,179
30,519	Valassis Communications, Inc.	1,037,646

		12,942,101

Energy — 5.7%
27,700	Atwood Oceanics, Inc. *	1,312,980
89,270	Bellatrix Exploration Ltd. *	638,281
23,410	Energy XXI Bermuda Ltd.	537,260
92,950	Gran Tierra Energy, Inc. *	701,773
47,670	Superior Energy Services, Inc.	1,126,919
60,060	Ultra Petroleum Corp. *	1,438,437
31,655	Unit Corp. *	1,581,800

		7,337,450

Financials — 25.5%
13,996	Allied World Assurance Co. Holdings AG	1,440,468
31,045	Aspen Insurance Holdings Ltd.	1,207,651
97,590	Associated Banc-Corp.	1,607,307
54,305	BancorpSouth, Inc.	1,279,969
9,079	Chemical Financial Corp.	262,202
9,855	City National Corp.	713,009
6,235	East West Bancorp, Inc.	208,623
23,485	Endurance Specialty Holdings Ltd.	1,230,379
21,053	Federated Investors, Inc., Class B	566,115
117,380	First Horizon National Corp.	1,380,389
32,890	First Midwest Bancorp, Inc.	525,253
144,119	First Niagara Financial Group, Inc.	1,245,188
59,734	FirstMerit Corp.	1,215,587
105,990	Fulton Financial Corp.	1,308,977
44,045	Hancock Holding Co.	1,523,957
31,690	Hanover Insurance Group, Inc.	1,759,746
59,780	Home Loan Servicing Solutions Ltd.	1,226,686
8,425	Independent Bank Corp.	304,648

15,949	International Bancshares Corp.	373,366
103,585	Janus Capital Group, Inc.	1,138,399
66,107	KKR Financial Holdings LLC (a)	799,895
9,175	Lakeland Financial Corp.	336,080
23,060	Montpelier Re Holdings Ltd.	642,682
14,010	NBT Bancorp, Inc.	336,800
10,652	Nelnet, Inc., Class A	396,787
14,017	Platinum Underwriters Holdings Ltd.	796,726
44,875	Prospect Capital Corp.	487,791
19,248	Prosperity Bancshares, Inc.	1,204,155
33,838	Protective Life Corp.	1,658,400
39,365	Symetra Financial Corp.	753,840
41,977	TCF Financial Corp.	675,830
33,060	Umpqua Holdings Corp.	580,534
60,120	Washington Federal, Inc.	1,315,426
28,320	Webster Financial Corp.	859,229
8,140	WesBanco, Inc.	232,478
29,586	Wintrust Financial Corp.	1,296,754

		32,891,326

Health Care — 6.4%
23,172	Charles River Laboratories International, Inc. *	1,309,913
20,560	Gentiva Health Services, Inc. *	233,562
30,920	Hill-Rom Holdings, Inc.	1,121,468
18,195	Integra LifeSciences Holdings Corp. *	845,340
26,660	Kindred Healthcare, Inc.	504,940
30,975	LifePoint Hospitals, Inc. *	1,641,985
37,037	Owens & Minor, Inc.	1,282,962
92,520	Select Medical Holdings Corp.	999,216
20,003	Triple-S Management Corp., Class B *	356,854

		8,296,240

Industrials — 17.4%
25,091	AAR Corp.	668,675
31,645	ABM Industries, Inc.	843,656
21,252	Aegion Corp. *	436,091
92,094	Aircastle Ltd.	1,739,656
12,505	Alliant Techsystems, Inc.	1,796,969
21,737	Barnes Group, Inc.	813,833
20,529	Brady Corp., Class A	561,673
46,355	Brink’s Co./The	1,466,672
21,252	Crane Co.	1,342,276
22,212	Curtiss-Wright Corp.	1,364,261
17,420	EMCOR Group, Inc.	740,524
14,465	EnerSys	984,488
9,432	Esterline Technologies Corp. *	971,024
39,919	General Cable Corp.	1,138,889
5,043	Hyster-Yale Materials Handling, Inc., Class A	432,488
31,150	ITT Corp.	1,275,593

See accompanying notes which are an integral part of the schedule of investments.

5,390	LB Foster Co., Class A	232,093
25,550	Ryder System, Inc.	1,818,905
28,844	Trinity Industries, Inc.	1,679,586
51,655	Tutor Perini Corp. *	1,167,403
20,390	URS Corp.	1,023,578

		22,498,333

Information Technology — 14.0%
55,243	ARRIS Group, Inc. *	1,430,794
146,569	Brocade Communications Systems, Inc. *	1,368,954
48,780	Celestica, Inc. *	483,898
20,440	CSG Systems International, Inc.	612,382
14,890	DST Systems, Inc.	1,354,990
18,604	EPIQ Systems, Inc.	267,153
54,390	Ingram Micro, Inc., Class A *	1,360,838
19,872	Itron, Inc. *	802,431
81,569	Kulicke & Soffa Industries, Inc. *	949,463
18,555	ManTech International Corp., Class A	539,951
52,840	Mentor Graphics Corp.	1,099,072
69,735	Microsemi Corp. *	1,634,588
32,340	Plantronics, Inc.	1,388,356
119,135	QLogic Corp. *	1,378,392
39,332	Sanmina Corp. *	657,631
18,523	Sykes Enterprises, Inc. *	388,242
12,737	Tech Data Corp. *	686,779
27,326	TTM Technologies, Inc. *	218,881
106,985	Vishay Intertechnology, Inc. *	1,452,856

		18,075,651

Materials — 6.7%
13,205	A. Schulman, Inc.	448,574
14,970	AMCOL International Corp.	510,028
31,934	Cabot Corp.	1,554,228
89,376	Coeur Mining, Inc. *	907,166
8,167	Koppers Holdings, Inc.	322,597
55,340	Olin Corp.	1,422,791
76,252	Pan American Silver Corp.	960,775
77,784	Steel Dynamics, Inc.	1,283,436
28,526	Worthington Industries, Inc.	1,156,444

		8,566,039

Real Estate Investment Trusts — 8.0%
9,692	Ashford Hospitality Prime, Inc.	159,918
79,390	Ashford Hospitality Trust, Inc.	746,266
38,189	Associated Estates Realty Corp.	609,878
111,260	Brandywine Realty Trust	1,585,455
57,905	CBL & Associates Properties, Inc.	983,806
49,974	Hospitality Properties Trust	1,284,332
49,720	Mack-Cali Realty Corp.	1,005,836
196,685	New Residential Investment Corp.	1,248,950

45,150	Omega Healthcare Investors, Inc.	1,442,091
53,945	Pennsylvania Real Estate Investment Trust	1,006,074
33,600	RAIT Financial Trust	283,584

		10,356,190

Utilities — 4.1%
52,070	Hawaiian Electric Industries, Inc.	1,354,861
28,380	IDACORP, Inc.	1,496,477
46,071	Portland General Electric Co.	1,390,423
60,290	TECO Energy, Inc.	987,550

		5,229,311

Total Common Stocks (Cost $108,532,275)		126,192,641

Total Investments (Cost $108,532,275) — 97.8%		126,192,641

Other Assets in Excess of Liabilities — 2.2%		2,843,080

Net Assets — 100.0%		$129,035,721

(a)	Master Limited Partnership.
*	Non-income producing security.

See accompanying notes which are an integral part of the schedule of investments.

Dreman Contrarian Small Cap Value Fund

Notes to the Schedule of Investments

January 31, 2014

(Unaudited)

Security Transactions and Related Income—The Dreman Contrarian Small Cap Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dreman Value Management LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are categorized as Level 3 securities.

Dreman Contrarian Small Cap Value Fund

Notes to the Schedule of Investments—continued

January 31, 2014

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$126,192,641	$—	$—	$126,192,641

Total	$126,192,641	$—	$—	$126,192,641

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of January 31, 2014.

At January 31, 2014, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Tax Cost of Securities	$109,361,034
Gross Unrealized Appreciation	$20,224,402
Gross Unrealized (Depreciation)	(3,392,795)

Net Unrealized Appreciation on Investments	$16,831,607

At January 31, 2014, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

Dana Large Cap Equity Fund

Schedule of Investments

January 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.78%
Consumer Discretionary — 13.37%
Comcast Corp.—Class A	6,800	$370,260
GNC Holdings, Inc.	4,500	229,995
Hanesbrands, Inc.	5,500	391,270
Johnson Controls, Inc.	7,200	332,064
Magna International, Inc.	4,200	356,370
Viacom, Inc.—Class B	4,200	344,820
Whirlpool Corp.	2,300	306,590
Wyndham Worldwide Corp.	5,100	361,794

		2,693,163

Consumer Staples — 8.63%
Coca-Cola Enterprises, Inc.	7,800	337,662
CVS Caremark Corp.	5,400	365,688
Kimberly-Clark Corp.	3,600	393,732
Lorillard, Inc.	8,000	393,760
Wal-Mart Stores, Inc.	3,300	246,444

		1,737,286

Energy — 10.06%
Chevron Corp.	2,600	290,238
ConocoPhillips	4,700	305,265
Exxon Mobil Corp.	3,800	350,208
Helmerich & Payne, Inc.	4,800	422,592
Schlumberger Ltd.	4,100	359,037
SM Energy Co.	3,600	297,936

		2,025,276

Financials — 14.52%
Allstate Corp./The	6,400	327,680
Discover Financial Services	7,000	375,550
Fifth Third Bancorp.	17,000	357,340
JPMorgan Chase & Co.	7,200	398,592
Lincoln National Corp.	7,900	379,437
MetLife, Inc.	7,100	348,255
State Street Corp.	5,600	374,920
Wells Fargo & Co.	8,000	362,720

		2,924,494

Health Care — 13.44%
AbbVie, Inc.	7,000	344,610
Amgen, Inc.	3,100	368,745
CIGNA Corp.	4,100	353,871
Johnson & Johnson	4,200	371,574
McKesson Corp.	2,300	401,143
Mylan, Inc. *	10,000	454,100
Omnicare, Inc.	6,600	412,236

		2,706,279

Industrials — 11.10%
Boeing Co./The	2,700	338,202
Delta Air Lines, Inc.	13,000	397,930
Dover Corp.	4,000	346,240
Raytheon Co.	4,200	399,294
Union Pacific Corp.	2,100	365,904
United Technologies Corp.	3,400	387,668

		2,235,238

See accompanying notes which are an integral part of the schedule of investments.

Information Technology — 17.47%
Alliance Data Systems Corp. *	1,577	377,944
Apple, Inc.	760	380,456
Avago Technologies Ltd.	2,500	136,600
Avnet, Inc.	9,000	369,630
CA, Inc.	11,000	352,880
Intel Corp.	14,000	343,560
International Business Machines Corp.	1,680	296,822
KLA-Tencor Corp.	4,400	270,468
Oracle Corp.	8,400	309,960
QUALCOMM, Inc.	4,700	348,834
Seagate Technology PLC	6,267	331,274

		3,518,428

Materials — 3.47%
Eastman Chemical Co.	4,200	327,432
Lyondellbasell Industries NV—Class A	4,700	370,172

		697,604

Real Estate Investment Trusts — 1.36%
Omega Healthcare Investors, Inc.	8,600	274,684

Telecommunication Services — 2.25%
AT&T, Inc.	7,100	236,572
Verizon Communications, Inc.	4,500	216,090

		452,662

Utilities — 3.11%
CMS Energy Corp.	11,400	316,806
Xcel Energy, Inc.	10,700	309,337

		626,143

Total Common Stocks (Cost $16,079,789)		19,891,257

Short-Term Investments — 1.07%
Fidelity Institutional Money Market Portfolio—Institutional Class, 0.080% (a)	215,984	215,984

Total Short-Term Investments (Cost $215,984)		215,984

Total Investments — 99.85% (Cost $16,295,773)		20,107,241

Other Assets in Excess of Liabilities — 0.15%		29,797

TOTAL NET ASSETS — 100.00%		$20,137,038

(a)	Rate disclosed is the seven day yield as of January 31, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of the schedule of investments.

Dana Large Cap Equity Fund

Notes to the Schedule of Investments

January 31, 2014

(Unaudited)

Security Transactions and Related Income—The Dana Large Cap Equity Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dana Investment Advisors, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are categorized as Level 3 securities.

Dana Large Cap Equity Fund

Notes to the Schedule of Investments—continued

January 31, 2014

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$19,891,257	$—	$—	$19,891,257
Short-Term Investments	215,984	—	—	$215,984

Total	$20,107,241	$—	$—	$20,107,241

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of January 31, 2014.

At January 31, 2014, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Tax Cost of Securities	$16,295,773
Gross Unrealized Appreciation	$3,910,650
Gross Unrealized (Depreciation)	(99,182)

Net Unrealized Appreciation on Investments	$3,811,468

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	March 31, 2014

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	March 31, 2014